Pension and Other Benefit Plans - Pension Plan, Net Periodic Costs and Other Changes (Details) - Pension Plans, Defined Benefit - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 121	$ 23	$ 25
Interest cost	249	82	92
Expected return on assets	(534)	(161)	(179)
Amortization of transition obligation	1	1	1
Amortization of prior service costs	(18)	(17)	(19)
Contractual termination benefits	13	1	6
Settlement/curtailment gain	(42)	0	(2)
Recognition of actuarial (gain) loss	(178)	87	127
Net periodic pension (income) expense	$ (388)	$ 16	$ 51
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount or settlement rates	2.50%	3.10%	3.00%
Expected long-term rates of return on assets	4.90%	6.30%	6.30%
Rates of increase in compensation levels	2.70%	2.60%	2.80%
Employer contributions:
2019	$ 86
Benefit Payments:
2019	299
2020	298
2021	314
2022	380
2023	353
2024 and thereafter	$ 2,087